Capital and other reserves - Schedule of Capital and Other Reserves (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Equity	SFr 1,632.4	SFr 1,391.8	SFr 1,074.5	SFr 969.5
Capital reserves
Disclosure of reserves within equity [line items]
Equity	1,289.0	1,210.0	1,140.8	1,105.1
Share premium
Disclosure of reserves within equity [line items]
Equity	760.8	756.9
Statutory reserves
Disclosure of reserves within equity [line items]
Equity	62.4	53.9
Equity transaction costs
Disclosure of reserves within equity [line items]
Equity	(8.7)	(8.7)
Tax impact on equity transaction costs
Disclosure of reserves within equity [line items]
Equity	1.3	1.3
Share-based compensation
Disclosure of reserves within equity [line items]
Equity	473.2	406.7
Other reserves
Disclosure of reserves within equity [line items]
Equity	(46.6)	(4.0)	SFr (9.8)	SFr 0.0
Foreign currency translation effect
Disclosure of reserves within equity [line items]
Equity	(56.0)	(1.1)
Taxes on foreign currency translation effect
Disclosure of reserves within equity [line items]
Equity	6.3	(0.1)
Actuarial gains and losses
Disclosure of reserves within equity [line items]
Equity	3.8	(3.4)
Taxes on actuarial gains and losses
Disclosure of reserves within equity [line items]
Equity	SFr (0.7)	SFr 0.7